CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthectical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents includes: [abstract]
Bank overdrafts	[1]	$ 0	$ 0	$ 0
Interest paid [abstract]
Capitalised interest	[2]	$ 552	$ 454	$ 355

[1]	Cash and cash equivalents include bank overdrafts which were zero at 31 December 2018, 2017 and 2016 .
[2]

Interest paid in cash flows provided by operating activities is excluding capitalised interest of USD 552 million at 31 December 201 8 , USD 454 million at 31 December 201 7 and USD 3 55 million at 31 December 201 6 . Capitalised interest is included in Capital expenditures a nd investments in cash flows used in investing activities.